SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.9%
	AEROSPACE & DEFENSE - 4.5%
10,730	Raytheon Technologies Corporation	$868,272

	ASSET MANAGEMENT - 3.4%
8,544	Charles Schwab Corporation (The)	661,220

	BANKING - 5.0%
12,299	East West Bancorp, Inc.	947,024

	BIOTECH & PHARMA - 6.8%
33,601	Bausch Health Companies, Inc.(a)	801,048
4,167	Jazz Pharmaceuticals PLC(a)	499,498
		1,300,546
	CHEMICALS - 6.1%
38,861	Axalta Coating Systems Ltd.(a)	1,178,266

	CONTAINERS & PACKAGING - 7.3%
13,259	Crown Holdings, Inc.	1,402,802

	E-COMMERCE DISCRETIONARY - 2.9%
4,302	Alibaba Group Holding Ltd. - ADR(a)	548,634

	ELECTRICAL EQUIPMENT - 6.0%
50,576	API Group Corporation(a)	1,178,926

	ENGINEERING & CONSTRUCTION - 4.6%
7,769	Quanta Services, Inc.	883,957

	HEALTH CARE FACILITIES & SERVICES - 7.9%
7,937	AmerisourceBergen Corporation	918,708
1,317	Chemed Corporation	613,050
		1,531,758
	HOME CONSTRUCTION - 5.5%
6,312	Mohawk Industries, Inc.(a)	1,059,595

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 88.9% (Continued)
	LEISURE PRODUCTS - 3.4%
6,926	Brunswick Corporation	$650,421

	MACHINERY - 2.7%
32,348	Gates Industrial Corp PLC(a)	518,538

	PUBLISHING & BROADCASTING - 5.1%
16,009	Liberty Media Corp-Liberty Formula One - Series C(a)	975,268

	SEMICONDUCTORS - 8.2%
11,188	ON Semiconductor Corporation(a)	684,439
6,170	Qorvo, Inc.(a)	902,240
		1,586,679
	SPECIALTY FINANCE - 4.8%
6,589	Walker & Dunlop, Inc.	927,006

	TECHNOLOGY SERVICES - 4.7%
3,452	CACI International, Inc., Class A(a)	895,552

	TOTAL COMMON STOCKS (Cost $15,743,302)	17,114,464

	SHORT-TERM INVESTMENTS — 14.3%
	MONEY MARKET FUNDS - 14.3%
2,760,453	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $2,760,453)(b)	2,760,453

	TOTAL INVESTMENTS - 103.2% (Cost $18,503,755)	$19,874,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%	(625,006)
	NET ASSETS - 100.0%	$19,249,911

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 1.5%
4,500	Trade Desk, Inc. (The), Class A(a)	$465,390

	AUTOMOTIVE - 3.3%
930	Tesla, Inc.(a)	1,064,627

	BIOTECH & PHARMA - 1.6%
1,430	Moderna, Inc.(a)	503,975

	CONSTRUCTION MATERIALS - 0.7%
1,020	Carlisle Companies, Inc.	229,704

	E-COMMERCE DISCRETIONARY - 4.8%
436	Amazon.com, Inc.(a)	1,529,082

	HEALTH CARE FACILITIES & SERVICES - 2.9%
1,390	IQVIA Holdings, Inc.(a)	360,190
930	McKesson Corporation	201,587
790	UnitedHealth Group, Inc.	350,934
		912,711
	INDUSTRIAL SUPPORT SERVICES - 1.9%
1,800	United Rentals, Inc.(a)	609,732

	INFRASTRUCTURE REIT - 0.8%
990	American Tower Corporation	259,855

	INTERNET MEDIA & SERVICES - 9.5%
315	Alphabet, Inc., Class A(a)	893,954
313	Alphabet, Inc., Class C(a)	891,750
2,683	Meta Platforms, Inc., Class A(a)	870,526
1,700	Spotify Technology S.A.(a)	405,450
		3,061,680
	LEISURE FACILITIES & SERVICES - 0.5%
1,090	Choice Hotels International, Inc.	156,470

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE PRODUCTS - 1.7%
5,650	Brunswick Corporation	$530,592

	MEDICAL EQUIPMENT & DEVICES - 4.9%
3,940	Agilent Technologies, Inc.	594,546
14,010	Avantor, Inc.(a)	553,115
290	Mettler-Toledo International, Inc.(a)	439,098
		1,586,759
	PUBLISHING & BROADCASTING - 1.4%
2,910	Nexstar Media Group, Inc., Class A	435,045

	RETAIL - CONSUMER STAPLES - 4.4%
1,970	Costco Wholesale Corporation	1,062,579
1,410	Target Corporation	343,814
		1,406,393
	RETAIL - DISCRETIONARY - 6.4%
1,930	Home Depot, Inc. (The)	773,176
2,050	TJX Companies, Inc. (The)	142,270
1,400	Ulta Beauty, Inc.(a)	537,530
3,090	Williams-Sonoma, Inc.	602,056
		2,055,032
	SELF-STORAGE REIT - 0.6%
550	Public Storage	180,059

	SEMICONDUCTORS - 7.3%
1,420	Advanced Micro Devices, Inc.(a)	224,885
1,360	Applied Materials, Inc.	200,178
760	Broadcom, Inc.	420,797
2,120	NVIDIA Corporation	692,731
2,280	QUALCOMM, Inc.	411,677
1,950	Texas Instruments, Inc.	375,122
		2,325,390
	SOFTWARE - 18.3%
1,210	Adobe, Inc.(a)	810,519
1,960	Crowdstrike Holdings, Inc., Class A(a)(b)	425,594

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 18.3% (Continued)
2,660	Datadog, Inc.(a)	$474,251
19,820	Dropbox, Inc., Class A(a)	487,770
1,990	Fortinet, Inc.(a)	660,899
7,453	Microsoft Corporation	2,463,888
11,980	Nutanix, Inc., Class A(a)	397,976
470	Veeva Systems, Inc., Class A(a)	132,813
		5,853,710
	SPECIALTY FINANCE - 3.4%
1,020	Credit Acceptance Corporation(a)(b)	637,397
2,870	Discover Financial Services	309,530
3,110	Synchrony Financial	139,297
		1,086,224
	TECHNOLOGY HARDWARE - 12.8%
19,100	Apple, Inc.	3,157,230
5,700	Dell Technologies, Inc., Class C(a)	321,879
11,030	HP, Inc.	389,138
4,080	Jabil, Inc.	238,517
		4,106,764
	TECHNOLOGY SERVICES - 6.4%
2,470	Accenture plc, Class A	882,777
620	EPAM Systems, Inc.(a)	377,301
360	Fair Isaac Corporation(a)	127,127
2,130	Gartner, Inc.(a)	665,093
		2,052,298
	TRANSPORTATION & LOGISTICS - 3.9%
4,890	Expeditors International of Washington, Inc.	594,722
3,330	United Parcel Service, Inc., Class B	660,572
		1,255,294

	TOTAL COMMON STOCKS (Cost $21,387,586)	31,666,786

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
483,089	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $483,089)(c)	$483,089

	TOTAL INVESTMENTS - 100.5% (Cost $21,870,675)	$32,149,875
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(147,530)
	NET ASSETS - 100.0%	$32,002,345

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $777,105.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 3.9%
10,400	Skechers USA, Inc., Class A(a)	$467,167

	ASSET MANAGEMENT - 5.3%
2,000	Ares Management Corporation, Class A	162,320
9,420	Brightsphere Investment Group, Inc.	282,882
2,130	Raymond James Financial, Inc.	209,358
		654,560
	BANKING - 3.7%
4,545	Bank of NT Butterfield & Son Ltd. (The)	167,392
10,375	Huntington Bancshares, Inc.	153,965
3,065	PacWest Bancorp	137,128
		458,485
	BIOTECH & PHARMA - 3.7%
15,590	Elanco Animal Health, Inc.(a)	448,057

	CHEMICALS - 5.1%
600	Avery Dennison Corporation	123,042
6,030	Axalta Coating Systems Ltd.(a)	182,830
2,450	FMC Corporation	245,466
815	LyondellBasell Industries N.V., Class A	71,011
		622,349
	COMMERCIAL SUPPORT SERVICES - 2.0%
3,440	Aramark	114,896
1,030	Republic Services, Inc.	136,228
		251,124
	CONSUMER SERVICES - 1.2%
2,080	Grand Canyon Education, Inc.(a)	150,738

	CONTAINERS & PACKAGING - 2.5%
2,950	Crown Holdings, Inc.	312,110

	E-COMMERCE DISCRETIONARY - 2.6%
15,355	Leslie’s, Inc.(a)	321,841

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 9.2%
3,815	Alliant Energy Corporation	$209,024
2,620	Ameren Corporation	213,766
3,815	CMS Energy Corporation	224,513
3,610	Evergy, Inc.	228,513
12,790	Vistra Corporation	254,265
		1,130,081
	ELECTRICAL EQUIPMENT - 7.2%
880	Allegion plc	108,803
1,710	AMETEK, Inc.	233,415
615	Hubbell, Inc.	120,356
1,015	Keysight Technologies, Inc.(a)	197,397
1,875	nVent Electric plc	65,306
1,930	Otis Worldwide Corporation	155,172
		880,449
	ENGINEERING & CONSTRUCTION - 2.6%
8,375	WillScot Mobile Mini Holdings Corporation(a)	319,004

	HEALTH CARE FACILITIES & SERVICES - 6.2%
34,020	Aveanna Healthcare Holdings, Inc.(a)	219,089
865	IQVIA Holdings, Inc.(a)	224,147
15,060	Sotera Health Company(a)	321,380
		764,616
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
775	Nasdaq, Inc.	157,503

	INSURANCE - 5.8%
500	Allstate Corporation (The)	54,360
1,120	Arthur J Gallagher & Company	182,448
3,700	Athene Holding Ltd., Class A(a)	303,104
1,845	Reinsurance Group of America, Inc.	175,109
		715,021
	MACHINERY - 0.8%
965	Crane Company	93,161

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.1%
570	Agilent Technologies, Inc.	$86,013
8,360	Avantor, Inc.(a)	330,052
470	Cooper Companies, Inc.	176,941
2,005	Hologic, Inc.(a)	149,834
		742,840
	METALS & MINING - 0.9%
6,285	Constellium S.E.(a)	110,427

	OIL & GAS PRODUCERS - 4.1%
1,695	Diamondback Energy, Inc.	180,907
1,785	Pioneer Natural Resources Company	318,302
		499,209
	PUBLISHING & BROADCASTING - 2.6%
2,110	Nexstar Media Group, Inc., Class A	315,445

	SEMICONDUCTORS - 1.6%
590	Analog Devices, Inc.	106,348
580	Entegris, Inc.	84,726
		191,074
	SOFTWARE - 4.2%
9,887	N-Able, Inc.(a),(b)	116,667
7,637	SolarWinds Corporation(b)	109,973
3,815	SS&C Technologies Holdings, Inc.	291,198
		517,838
	SPECIALTY FINANCE - 5.1%
3,630	Alliance Data Systems Corporation	247,420
16,550	New Residential Investment Corporation	175,927
4,600	Synchrony Financial	206,034
		629,381
	TECHNOLOGY HARDWARE - 4.8%
2,320	Motorola Solutions, Inc.	587,378

	TECHNOLOGY SERVICES - 3.8%
855	CACI International, Inc., Class A(a)	221,813

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
320	CDW Corporation/DE	$60,595
2,445	MAXIMUS, Inc.	184,475
		466,883
	WHOLESALE - CONSUMER STAPLES - 3.3%
10,050	Performance Food Group Company(a)	405,116

	TOTAL COMMON STOCKS (Cost $9,353,909)	12,211,857

Principal Amount ($)
	REPURCHASE AGREEMENTS — 0.8%
96,117	HSBC Securities USA, Inc. dated 11/30/2021, due 12/1/2021 total to be received $98,039 (Collateralized by various US Government agency obligations, due 08/31/2023-02/15/51, 0.000%-2.750% totaling $96,117)	96,117

	TOTAL REPURCHASE AGREEMENTS (Cost $96,117)	96,117

Shares
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
113,013	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $113,013)(c)	113,013

	TOTAL INVESTMENTS - 101.3% (Cost $9,563,039)	$12,420,987
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(163,301)
	NET ASSETS - 100.0%	$12,257,686

Ltd.	- Limited Company

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $226,640.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0%
	AEROSPACE & DEFENSE - 2.3%
1,718	AAR Corporation(a)	$56,110
17,070	AMMO, Inc.(a),(b)	105,834
		161,944
	APPAREL & TEXTILE PRODUCTS - 0.5%
211	Crocs, Inc.(a)	34,608

	ASSET MANAGEMENT - 2.5%
2,616	StepStone Group, Inc.	108,224
211	Virtus Investment Partners, Inc.	62,747
		170,971
	BANKING - 10.5%
1,268	1st Source Corporation	58,645
872	Allegiance Bancshares, Inc.	35,255
846	Banner Corporation	48,459
687	City Holding Company	53,902
1,110	Dime Community Bancshares, Inc.	38,073
1,031	First Bancorp	45,818
1,189	Flagstar Bancorp, Inc.	55,336
3,726	Fulton Financial Corporation	58,834
2,378	Great Western Bancorp, Inc.	79,782
2,008	Hilltop Holdings, Inc.	68,332
793	Preferred Bank	54,043
661	ServisFirst Bancshares, Inc.	53,138
2,616	United Community Banks, Inc.	89,649
		739,266
	BEVERAGES - 0.6%
634	Celsius Holdings, Inc.(a),(b)	43,372

	BIOTECH & PHARMA - 1.9%
2,114	Alkermes plc(a)	46,338
1,295	Halozyme Therapeutics, Inc.(a)	42,580
1,348	Supernus Pharmaceuticals, Inc.(a)	40,400
		129,318

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6%
3,752	Vivint Smart Home, Inc.(a)	$39,546

	CONSTRUCTION MATERIALS - 0.6%
317	Advanced Drainage Systems, Inc.	39,216

	CONSUMER SERVICES - 0.2%
79	Medifast, Inc.	16,253

	ELECTRIC UTILITIES - 1.0%
1,929	Clearway Energy, Inc.	71,990

	ELECTRICAL EQUIPMENT - 1.7%
132	Generac Holdings, Inc.(a)	55,604
370	Novanta, Inc.(a)	59,736
		115,340
	ENGINEERING & CONSTRUCTION - 6.3%
713	EMCOR Group, Inc.	85,089
528	Exponent, Inc.	61,512
555	Installed Building Products, Inc.	71,645
898	MasTec, Inc.(a)	82,769
528	TopBuild Corporation(a)	142,449
		443,464
	FOOD - 3.9%
4,149	BellRing Brands, Inc., Class A(a),(b)	89,286
1,770	Cal-Maine Foods, Inc.	63,826
1,665	Darling Ingredients, Inc.(a)	112,422
		265,534
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
846	Louisiana-Pacific Corporation	55,286

	HEALTH CARE FACILITIES & SERVICES - 3.9%
502	HealthEquity, Inc.(a)	27,449
317	Molina Healthcare, Inc.(a)	90,402
1,797	Progyny, Inc.(a)	91,234

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.9% (Continued)
872	Tenet Healthcare Corporation(a)	$63,543
		272,628
	HOME CONSTRUCTION - 1.6%
1,744	Forestar Group, Inc.(a)	34,566
634	KB Home	25,354
1,665	Taylor Morrison Home Corporation(a)	51,715
		111,635
	INDUSTRIAL INTERMEDIATE PROD - 2.9%
740	EnPro Industries, Inc.	75,480
2,272	Mueller Industries, Inc.	125,710
		201,190
	INDUSTRIAL SUPPORT SERVICES - 4.0%
740	Herc Holdings, Inc.	126,133
1,216	WESCO International, Inc.(a)	150,942
		277,075
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
2,246	Moelis & Company, Class A	137,702

	INTERNET MEDIA & SERVICES - 1.4%
1,770	HealthStream, Inc.(a)	41,099
608	TechTarget, Inc.(a),(b)	58,751
		99,850
	LEISURE FACILITIES & SERVICES - 0.9%
1,718	Bloomin’ Brands, Inc.(a)	30,357
291	Papa John’s International, Inc.	35,479
		65,836
	LEISURE PRODUCTS - 6.5%
2,246	Acushnet Holdings Corporation	122,137
634	Fox Factory Holding Corporation(a)	111,438
396	LCI Industries	60,299
1,295	Vista Outdoor, Inc.(a)	56,553
608	Winnebago Industries, Inc.	43,910
634	YETI Holdings, Inc.(a)	58,429
		452,766

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1%
291	Inspire Medical Systems, Inc.(a)	$64,971
159	Repligen Corporation(a)	45,554
2,616	Zynex, Inc.(a),(b)	33,485
		144,010
	METALS & MINING - 4.7%
793	A-Mark Precious Metals, Inc.	54,915
713	Encore Wire Corporation	100,148
3,277	MP Materials Corporation(a),(b)	143,991
1,295	Warrior Met Coal, Inc.	27,830
		326,884
	MORTGAGE FINANCE - 0.5%
2,061	Ready Capital Corporation	31,657

	OIL & GAS PRODUCERS - 5.6%
6,421	Magnolia Oil & Gas Corporation	121,807
2,616	Matador Resources Company	102,730
264	Murphy USA, Inc.	45,759
1,955	Ovintiv, Inc.	67,956
819	Whiting Petroleum Corporation(a)	52,981
		391,233
	PUBLISHING & BROADCASTING - 0.9%
3,039	TEGNA, Inc.	60,020

	RETAIL - CONSUMER STAPLES - 0.5%
555	BJ’s Wholesale Club Holdings, Inc.(a)	36,713

	RETAIL - DISCRETIONARY - 9.3%
925	Abercrombie & Fitch Company, Class A(a)	33,300
1,823	Academy Sports & Outdoors, Inc.(a)	81,342
1,559	Boot Barn Holdings, Inc.(a)	190,729
2,141	Builders FirstSource, Inc.(a)	148,671
370	Children’s Place, Inc. (The)(a)	32,016
3,224	Macy’s, Inc.	91,884

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	RETAIL - DISCRETIONARY - 9.3% (Continued)
1,268	National Vision Holdings, Inc.(a),(b)	$60,915
		638,857
	RETAIL REIT - 0.9%
3,620	Urstadt Biddle Properties, Inc., Class A	68,346

	SEMICONDUCTORS - 5.3%
1,585	Alpha & Omega Semiconductor Ltd.(a)	77,855
528	Azenta, Inc.	59,717
476	Diodes, Inc.(a)	50,623
687	II-VI, Inc.(a),(b)	42,958
661	Power Integrations, Inc.	66,120
238	SiTime Corporation(a)	71,038
		368,311
	SOFTWARE - 4.6%
132	Consensus Cloud Solutions, Inc.(a)	8,268
423	J2 Global, Inc.(a)	48,167
291	Omnicell, Inc.(a)	51,507
396	Qualys, Inc.(a)	51,595
1,797	Sapiens International Corp N.V.	63,740
2,008	Verint Systems, Inc.(a)	95,561
		318,838
	SPECIALTY FINANCE - 1.8%
846	GATX Corporation	83,331
2,748	MGIC Investment Corporation	38,747
31	PROG Holdings, Inc.	1,399
		123,477
	TECHNOLOGY HARDWARE - 1.4%
3,092	Sonos, Inc.(a)	97,862

	TECHNOLOGY SERVICES - 0.6%
159	CACI International, Inc., Class A(a)	41,249

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	TELECOMMUNICATIONS - 0.7%
1,268	Iridium Communications, Inc.(a)	$48,755

	WHOLESALE - CONSUMER STAPLES - 1.0%
1,691	Performance Food Group Company(a)	68,164

	WHOLESALE - DISCRETIONARY - 0.5%
1,163	G-III Apparel Group Ltd.(a)	34,471

	TOTAL COMMON STOCKS (Cost $5,133,317)	6,743,637

Principal Amount ($)
	REPURCHASE AGREEMENTS — 4.6%
316,500	Nomura Securities International, Inc. dated 11/30/2021, due 12/1/2021 total to be received $322,830 (Collateralized by various US Government agency obligations, due 06/08/2022-04/20/68, 0.000%-5.000% totaling $316,500)	316,500

	TOTAL REPURCHASE AGREEMENTS (Cost $316,500)	316,500

Shares
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
259,242	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $259,242)(c)	259,242

	TOTAL INVESTMENTS - 105.3% (Cost $5,709,059)	$7,319,379
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(367,010)
	NET ASSETS - 100.0%	$6,952,369

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Ltd.	- Limited Company

plc	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $578,592.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Australia - 4.6%
2,760	BHP Group Ltd.	$76,906
780	Macquarie Group Ltd.(a)	108,046
		184,952
	Brazil - 1.7%
11,820	Banco Santander Brasil - ADR(b)	68,792

	Canada - 4.3%
870	Bank of Montreal(b)	90,228
4,640	Manulife Financial Corporation	83,288
		173,516
	Cayman Islands - 1.7%
1,700	Weibo Corporation - ADR(c)	67,677

	China - 3.5%
11,700	China Merchants Bank Company Ltd., H Shares(a)	90,664
74,800	Zoomlion Heavy Industry Science & Tech. Co.	49,016
		139,680
	Finland - 2.0%
14,750	Nokia Corporation(c)	82,049

	France - 4.6%
640	Arkema S.A.	83,289
1,660	Compagnie de Saint-Gobain(a)	104,504
		187,793
	Germany - 10.0%
363	Allianz SE(a)	78,191
2,150	GEA Group AG	107,991
410	Merck KGaA(a)	100,574
1,640	Siemens Healthineers AG	118,224
		404,980
	Hong Kong - 4.5%
91,000	Lenovo Group Ltd.(a)	93,210
46,000	Tingyi (Cayman Islands) Holding Corporation(a)	88,893
		182,103

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	India - 2.1%
1,350	Dr. Reddy’s Laboratories Ltd. - ADR	$84,294

	Italy - 2.5%
7,700	Eni SpA	100,708

	Japan - 14.8%
3,400	Ajinomoto Company, Inc.(a)	101,488
1,600	Konami Corp	81,426
1,500	Nippon Yusen KK(a)	96,717
4,800	Olympus Corp.	106,766
1,000	Sony Corporation(a)	121,462
2,000	Toyota Tsusho Corp.(a)	86,219
		594,078
	Korea (Republic of) - 3.7%
1,200	Kia Motors Corporation(a)	78,540
560	Kumho Petrochemical Co Ltd(a)	72,670
		151,210
	Luxembourg - 2.2%
690	Eurofins Scientific S.E.(a)	87,610

	Mexico - 2.1%
26,840	Wal-Mart de Mexico S.A.B de C.V.	84,181

	Netherlands - 2.5%
2,130	STMicroelectronics N.V.	102,957

	South Africa - 2.2%
7,280	Mr. Price Group Ltd.	90,350

	Sweden - 4.3%
4,250	Hennes & Mauritz AB (H&M), Class B(a)	74,428
7,080	Husqvarna AB, B Shares	99,026
		173,454

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Switzerland - 4.9%
2,880	ABB Ltd.	$98,807
5,890	UBS Group AG(a)	101,038
		199,845
	Taiwan Province of China - 8.0%
7,830	Asustek Computer, Inc.(a)	99,267
3,000	MediaTek, Inc.	108,975
21,000	Vanguard International Semiconductor Corporation	117,068
		325,310
	United Kingdom - 11.3%
2,770	Anglo American plc	101,430
41,350	Barclays plc(a)	100,436
3,620	BP plc - ADR	93,975
1,250	InterContinental Hotels Group plc(a),(c)	73,885
20,400	Kingfisher plc(a)	85,278
		455,004
	United States - 2.4%
5,780	Sberbank of Russia PJSC - ADR	97,740

	TOTAL COMMON STOCKS (Cost $3,403,591)	4,038,283

Principal Amount ($)
	REPURCHASE AGREEMENTS — 3.4%
137,012	Morgan Stanley & Co., LLC dated 11/30/2021, due 12/1/2021 total to be received $139,752 (Collateralized by various US Government agency obligations, due 08/01/2022-12/01/51, 1.500%-8.000% totaling $137,012)	137,012

	TOTAL REPURCHASE AGREEMENTS (Cost $137,012)	137,012

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
36,377	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $36,377)(d)	$36,377

	TOTAL INVESTMENTS - 104.2% (Cost $3,576,980)	$4,211,672
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(169,770)
	NET ASSETS - 100.0%	$4,041,902

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

Ltd.	- Limited Company

PJSC	- Public Joint-Stock Company

plc	- Public Limited Company

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $159,020.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7%
	BIOTECH & PHARMA - 38.8%
2,965	AbbVie, Inc.	$341,805
2,685	Amgen, Inc.	533,993
699	Biogen, Inc.(a)	164,782
14,929	Exelixis, Inc.(a)	250,658
6,420	Gilead Sciences, Inc.	442,531
10,045	GlaxoSmithKline plc - ADR(b)	413,050
2,255	Jazz Pharmaceuticals plc(a)	270,307
1,455	Johnson & Johnson	226,878
4,935	Merck & Company, Inc.	369,681
2,575	Neurocrine Biosciences, Inc.(a)	214,369
3,191	Novartis A.G. - ADR	254,323
493	Organon & Company	14,410
720	Regeneron Pharmaceuticals, Inc.(a)	458,302
3,615	United Therapeutics Corporation(a)	685,042
570	Vertex Pharmaceuticals, Inc.(a)	106,556
		4,746,687
	HEALTH CARE FACILITIES & SERVICES - 32.9%
3,000	AmerisourceBergen Corporation	347,250
1,457	Anthem, Inc.	591,877
6,336	Cardinal Health, Inc.	292,913
1,211	Charles River Laboratories International, Inc.(a)	443,069
630	Humana, Inc.	264,417
3,475	McKesson Corporation	753,241
1,240	Medpace Holdings, Inc.(a)	257,188
2,910	Quest Diagnostics, Inc.	432,659
1,450	UnitedHealth Group, Inc.	644,119
		4,026,733
	MEDICAL EQUIPMENT & DEVICES - 28.0%
7,089	Alcon, Inc.(b)	555,777
1,327	Illumina, Inc.(a)	484,793
1,545	Intuitive Surgical, Inc.(a)	501,105
5,025	Medtronic PLC	536,168
2,155	Stryker Corporation	509,938
800	Thermo Fisher Scientific, Inc.	506,264

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 28.0% (Continued)
2,740	Zimmer Biomet Holdings, Inc.	$327,704
		3,421,749

	TOTAL COMMON STOCKS (Cost $9,306,794)	12,195,169

Principal Amount ($)
	REPURCHASE AGREEMENT — 3.5%
422,796	Citigroup Global Markets, Inc. dated 11/30/2021. Due 12/1/2021 total to be received $431,252 (Collateralized by various US Government agency obligations, due 1/15/2022-11/15/51, 0.000%-6.625% totaling $422,796	422,796

	TOTAL REPURCHASE AGREEMENT (Cost $422,796)	422,796

Shares
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
99,847	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $99,847)(c)	99,847

	TOTAL INVESTMENTS - 104.0% (Cost $9,829,437)	$12,717,812
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(489,098)
	NET ASSETS - 100.0%	$12,228,714

ADR	- American Depositary Receipt

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $1,391,623.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.2%
	DATA CENTER REIT - 1.9%
6,915	Digital Realty Trust, Inc.	$1,159,922

	E-COMMERCE DISCRETIONARY - 12.7%
1,478	Amazon.com, Inc.(a)	5,183,450
38,100	eBay, Inc.	2,570,226
		7,753,676
	INTERNET MEDIA & SERVICES - 17.6%
367	Alphabet, Inc., Class A(a)	1,041,528
1,931	Alphabet, Inc., Class C(a)	5,501,496
12,904	Meta Platforms, Inc., Class A(a)	4,186,832
		10,729,856
	LEISURE FACILITIES & SERVICES - 2.1%
36,891	DraftKings, Inc., Class A(a),(b)	1,274,584

	SEMICONDUCTORS - 18.6%
48,033	Intel Corporation	2,363,224
9,381	KLA Corporation	3,828,667
20,620	QUALCOMM, Inc.	3,723,147
9,300	Skyworks Solutions, Inc.	1,410,438
		11,325,476
	SOFTWARE - 21.6%
12,790	Akamai Technologies, Inc.(a)	1,441,433
9,442	Microsoft Corporation	3,121,431
31,151	Oracle Corporation	2,826,642
7,120	salesforce.com, Inc.(a)	2,028,915
7,279	Synopsys, Inc.(a)	2,482,139
11,510	VMware, Inc., Class A	1,343,677
		13,244,237
	TECHNOLOGY HARDWARE - 10.1%
22,000	Apple, Inc.	3,636,600
46,577	Cisco Systems, Inc.	2,554,283
		6,190,883
	TECHNOLOGY SERVICES - 15.6%
17,805	Amdocs Ltd.	1,243,145

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	TECHNOLOGY SERVICES - 15.6% (Continued)
18,963	Cognizant Technology Solutions Corporation, Class A	$1,478,735
8,412	Global Payments, Inc.	1,001,364
7,795	Jack Henry & Associates, Inc.	1,181,956
4,139	Mastercard, Inc., Class A	1,303,454
8,010	PayPal Holdings, Inc.(a)	1,480,969
9,502	Visa, Inc., Class A(b)	1,841,202
		9,530,825

	TOTAL COMMON STOCKS (Cost $20,176,794)	61,209,459

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
155,016	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $155,016)(c)	155,016

	TOTAL INVESTMENTS - 100.5% (Cost $20,331,810)	$61,364,475
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(326,648)
	NET ASSETS - 100.0%	$61,037,827

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of November 30, 2021 was $3,115,786.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1%
	CHEMICALS - 19.7%
1,189	BASF S.E. - ADR	$19,523
864	Covestro A.G. - ADR	24,443
559	Dow, Inc.	30,706
370	DuPont de Nemours, Inc.	27,365
174	Eastman Chemical Company	18,146
743	Huntsman Corporation	23,546
128	Linde plc	40,722
356	LyondellBasell Industries N.V., Class A	31,018
1,038	Mosaic Company (The)	35,520
92	PPG Industries, Inc.	14,184
24	Sherwin-Williams Company (The)	7,950
130	Westlake Chemical Corporation	12,080
		285,203
	CONTAINERS & PACKAGING - 5.3%
394	Berry Global Group, Inc.(a)	27,206
595	International Paper Company	27,084
506	Westrock Company	21,955
		76,245
	ENGINEERING & CONSTRUCTION - 0.2%
172	Technip Energies N.V. - ADR(a)	2,322

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
45	Sylvamo Corporation(a)	1,363

	METALS & MINING - 15.8%
2,138	Anglo American plc - ADR	39,532
5,829	B2Gold Corporation	22,966
619	Barrick Gold Corporation	11,755
1,003	BHP Group Ltd. - ADR	56,358
483	Freeport-McMoRan, Inc.	17,910
3,024	Kinross Gold Corporation	17,993
621	Rio Tinto plc - ADR	38,930
1,756	Vale S.A. - ADR	21,722
		227,166

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OIL & GAS PRODUCERS - 51.2%
1,927	BP plc - ADR	$50,025
1,254	Canadian Natural Resources Ltd.	51,188
682	Chevron Corporation	76,977
1,138	China Petroleum & Chemical Corporation - ADR	49,788
454	Diamondback Energy, Inc.	48,455
331	Enbridge, Inc.	12,426
654	Eni SpA - ADR	17,259
313	EOG Resources, Inc.	27,231
3,054	Equitrans Midstream Corporation	29,379
1,735	Exxon Mobil Corporation	103,823
650	HollyFrontier Corporation	21,008
228	LUKOIL PJSC - ADR	20,105
772	Marathon Petroleum Corporation	46,976
1,060	Ovintiv, Inc.	36,846
1,524	PetroChina Company Ltd. - ADR	66,202
937	Petroleo Brasileiro S.A. - ADR	9,998
610	Royal Dutch Shell plc, Class A - ADR	25,644
676	Royal Dutch Shell plc, Class B - ADR	28,433
425	TotalEnergies S.E. - ADR	19,546
		741,309
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
1,068	Baker Hughes Company	24,927

	STEEL - 4.1%
369	Nucor Corporation	39,210
333	Steel Dynamics, Inc.	19,913
		59,123

	TOTAL COMMON STOCKS (Cost $1,226,087)	1,417,658

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
35,395	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $35,395)(b)	$35,395

	TOTAL INVESTMENTS - 100.6% (Cost $1,261,482)	$1,453,053
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(9,145)
	NET ASSETS - 100.0%	$1,443,908

ADR	- American Depositary Receipt

Ltd.	- Limited Company

PJSC	- Public Joint-Stock Company

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ASSET MANAGEMENT - 13.2%
54	Ameriprise Financial, Inc.	$15,638
87	BlackRock, Inc.	78,701
260	Charles Schwab Corporation (The)	20,121
796	Invesco Ltd.	17,775
473	Raymond James Financial, Inc.	46,491
672	Stifel Financial Corporation	47,719
		226,445
	BANKING - 36.5%
1,809	Bank of America Corporation	80,447
202	Bank OZK	9,031
1,067	Citigroup, Inc.	67,968
310	East West Bancorp, Inc.	23,870
1,125	First Horizon Corporation	18,146
463	JPMorgan Chase & Company	73,538
334	PNC Financial Services Group, Inc. (The)	65,798
534	Popular, Inc.	41,556
1,981	Regions Financial Corporation	45,068
242	Truist Financial Corporation	14,353
1,137	US Bancorp	62,922
1,673	Wells Fargo & Company	79,936
630	Zions Bancorp NA	39,740
		622,373
	INSTITUTIONAL FINANCIAL SERVICES - 10.1%
224	Cboe Global Markets, Inc.	28,883
48	CME Group, Inc.	10,585
133	Goldman Sachs Group, Inc. (The)	50,671
72	Intercontinental Exchange, Inc.	9,412
513	Morgan Stanley	48,642
124	Nasdaq, Inc.	25,201
		173,394
	INSURANCE - 24.8%
701	Aflac, Inc.	37,952
379	Allstate Corporation (The)	41,205
274	American Financial Group, Inc.	36,609

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 24.8% (Continued)
32	Aon plc, Class A	$9,465
63	Arthur J Gallagher & Company	10,263
563	Berkshire Hathaway, Inc., Class B(a)	155,776
254	Chubb Ltd.	45,585
275	Equitable Holdings, Inc.	8,652
64	Marsh & McLennan Companies, Inc.	10,497
860	MetLife, Inc.	50,448
97	Progressive Corporation (The)	9,015
150	Voya Financial, Inc.	9,321
		424,788
	MORTGAGE FINANCE - 1.9%
2,119	AGNC Investment Corporation	32,400

	SPECIALTY FINANCE - 10.0%
133	American Express Company	20,256
251	Capital One Financial Corporation	35,273
182	Discover Financial Services	19,629
563	Fidelity National Financial, Inc.	27,536
309	First American Financial Corporation	22,922
181	OneMain Holdings, Inc.	9,012
799	Synchrony Financial	35,787
		170,415
	TECHNOLOGY SERVICES - 2.8%
25	Moody’s Corporation	9,766
84	S&P Global, Inc.	38,281
		48,047

	TOTAL COMMON STOCKS (Cost $1,030,714)	1,697,862

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
25,560	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $25,560)(b)	$25,560

	TOTAL INVESTMENTS - 100.8% (Cost $1,056,274)	$1,723,422
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(13,694)
	NET ASSETS - 100.0%	$1,709,728

Ltd.	- Limited Company

plc	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 96.4%
	FIXED INCOME - 96.4%
84,790	Vanguard Short-Term Bond Index Fund, Admiral Class	$903,866
527,648	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	10,595,163
		11,499,029

	TOTAL OPEN END FUNDS (Cost $11,551,912)	11,499,029

	SHORT-TERM INVESTMENTS — 4.2%
	MONEY MARKET FUNDS - 4.2%
507,109	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $507,109)(a)	507,109

	TOTAL INVESTMENTS - 100.6% (Cost $12,059,021)	$12,006,138
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(69,112)
	NET ASSETS - 100.0%	$11,937,026

(a)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 95.9%
	FIXED INCOME - 95.9%
76,003	JPMorgan Ultra-Short Municipal Fund, Class I	$763,825
4,375	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	69,519
		833,344

	TOTAL OPEN END FUNDS (Cost $835,006)	833,344

	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
41,869	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01% (Cost $41,865)(a)	41,865

	TOTAL INVESTMENTS - 100.7% (Cost $876,871)	$875,209
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(6,054)
	NET ASSETS - 100.0%	$869,155

(a)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA US GOVT MM PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.8%
	MONEY MARKET FUNDS - 99.8%
1,442,241	BlackRock Liquidity FedFund, Institutional Class, 0.03%(a)	$1,442,241
1,442,241	Dreyfus Government Cash Management, Class I, 0.03%(a)	1,442,241
1,442,241	Federated Hermes Government Obligations Fund, Institutional Class, 0.03%(a)	1,442,241
1,442,240	JPMorgan US Government Money Market Fund, Capital Class, 0.03%(a)	1,442,240
	TOTAL MONEY MARKET FUNDS (Cost $5,768,963)	5,768,963

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,768,963)	5,768,963

	TOTAL INVESTMENTS - 99.8% (Cost $5,768,963)	$5,768,963
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	10,188
	NET ASSETS - 100.0%	$5,779,151

(a)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 92.9%
	ALTERNATIVE - 9.3%
11,035	Eaton Vance Global Macro Absolute Return Fund, Class I	$94,569

	EQUITY - 72.2%
2,405	Saratoga Energy & Basic Materials Portfolio, Class I	26,066
1,618	Saratoga Health & Biotechnology Portfolio, Class I	37,417
4,350	Saratoga Large Capitalization Growth Portfolio, Class I	154,346
5,378	Saratoga Large Capitalization Value Portfolio, Class I(a)	171,763
7,582	Saratoga Mid Capitalization Portfolio, Class I	109,563
1,188	Saratoga Technology & Communications Portfolio, Class I	39,410
697	Vanguard Financials Index Fund, Admiral Class	32,958
848	Vanguard Small-Cap Index Fund, Admiral Class	89,243
2,086	Vanguard Total International Stock Index Fund, Admiral Class	69,579
		730,345
	FIXED INCOME - 11.4%
5,739	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	115,237

	TOTAL OPEN END FUNDS (Cost $807,704)	940,151

	SHORT-TERM INVESTMENTS — 7.6%
	MONEY MARKET FUNDS - 7.6%
77,267	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $77,267)(b)	77,267

	TOTAL INVESTMENTS - 100.5% (Cost $884,971)	$1,017,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(5,463)
	NET ASSETS - 100.0%	$1,011,955

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 85.9%
	ALTERNATIVE - 7.4%
23,678	Eaton Vance Global Macro Absolute Return Fund, Class I	$202,924

	EQUITY - 48.1%
12,086	Saratoga Large Capitalization Growth Portfolio, Class I	428,822
14,926	Saratoga Large Capitalization Value Portfolio, Class I(a)	476,746
21,303	Saratoga Mid Capitalization Portfolio, Class I	307,834
638	Vanguard Small-Cap Index Fund, Admiral Class	67,123
1,307	Vanguard Total International Stock Index Fund, Admiral Class	43,602
		1,324,127
	FIXED INCOME - 30.4%
41,797	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	839,275

	TOTAL OPEN END FUNDS (Cost $2,090,307)	2,366,326

	SHORT-TERM INVESTMENTS — 14.6%
	MONEY MARKET FUNDS - 14.6%
403,749	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $403,749)(b)	403,749

	TOTAL INVESTMENTS - 100.5% (Cost $2,494,056)	$2,770,075
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(12,782)
	NET ASSETS - 100.0%	$2,757,293

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 90.3%
	ALTERNATIVE - 7.3%
15,103	Eaton Vance Global Macro Absolute Return Fund, Class I	$129,437

	EQUITY - 61.4%
2,260	Saratoga Energy & Basic Materials Portfolio, Class I	24,494
1,531	Saratoga Health & Biotechnology Portfolio, Class I	35,403
8,221	Saratoga Large Capitalization Growth Portfolio, Class I	291,684
10,215	Saratoga Large Capitalization Value Portfolio, Class I(a)	326,268
14,390	Saratoga Mid Capitalization Value Portfolio, Class I	207,940
1,289	Saratoga Technology & Communications Portfolio, Class I	42,749
667	Vanguard Financials Index Fund, Admiral Class	31,561
720	Vanguard Small-Cap Index Fund, Admiral Class	75,770
1,459	Vanguard Total International Stock Index Fund, Admiral Class	48,662
		1,084,531
	FIXED INCOME - 21.6%
19,032	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	382,161

	TOTAL OPEN END FUNDS (Cost $1,356,999)	1,596,129

	SHORT-TERM INVESTMENTS — 10.1%
	MONEY MARKET FUNDS - 10.1%
178,309	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $178,309)(b)	178,309

	TOTAL INVESTMENTS - 100.4% (Cost $1,535,308)	$1,774,438
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(7,626)
	NET ASSETS - 100.0%	$1,766,812

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 91.0%
	ALTERNATIVE - 7.9%
8,793	Eaton Vance Global Macro Absolute Return Fund, Class I	$75,359

	EQUITY - 65.2%
1,813	Saratoga Energy & Basic Materials Portfolio, Class I	19,651
1,043	Saratoga Health & Biotechnology Portfolio, Class I	24,132
4,146	Saratoga Large Capitalization Growth Portfolio, Class I	147,115
5,178	Saratoga Large Capitalization Value Portfolio, Class I(a)	165,393
8,009	Saratoga Mid Capitalization Portfolio, Class I	115,729
776	Saratoga Technology & Communications Portfolio, Class I	25,735
395	Vanguard Financials Index Fund, Admiral Class	18,693
596	Vanguard Small-Cap Index Fund, Admiral Class	62,698
1,245	Vanguard Total International Stock Index Fund, Admiral Class	41,533
		620,679
	FIXED INCOME - 17.9%
8,504	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	170,753

	TOTAL OPEN END FUNDS (Cost $739,053)	866,791

	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUNDS - 9.5%
89,985	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $89,985)(b)	89,985

	TOTAL INVESTMENTS - 100.5% (Cost $829,038)	$956,776
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(4,714)
	NET ASSETS - 100.0%	$952,062

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 90.2%
	ALTERNATIVE - 7.7%
6,828	Eaton Vance Global Macro Absolute Return Fund, Class I	$58,515

	EQUITY - 55.4%
3,409	Saratoga Large Capitalization Growth Portfolio, Class I	120,939
4,095	Saratoga Large Capitalization Value Portfolio, Class I(a)	130,806
6,290	Saratoga Mid Capitalization Portfolio, Class I	90,896
460	Vanguard Small-Cap Index Fund, Admiral Class	48,399
953	Vanguard Total International Stock Index Fund, Admiral Class	31,807
		422,847
	FIXED INCOME - 27.1%
10,290	Vanguard Ultra-Short-Term Bond Fund, Admiral Class	206,631

	TOTAL OPEN END FUNDS (Cost $599,795)	687,993

	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS - 10.4%
79,263	Dreyfus Institutional Preferred Government Money, Institutional Class, 0.01% (Cost $79,263)(b)	79,263

	TOTAL INVESTMENTS - 100.6% (Cost $679,058)	$767,256
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(4,244)
	NET ASSETS - 100.0%	$763,012

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2021.